MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC
     FINANCIAL STATEMENTS FOR THE PERIOD APRIL 1, 2003 TO
     SEPTEMBER 30, 2003

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

INDEPENDENT AUDITORS' REPORT                                                  3

FINANCIAL STATEMENTS:

   Schedule of Investments                                                    4

   Statement of Assets and Liabilities                                        5

   Statement of Operations                                                    6

   Statements of Changes in Net Assets                                        7

   Statement of Cash Flows                                                    8

   Notes to Financial Statements                                            9-11

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2003, the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the period September 24, 2002 (inception) to March 31, 2003. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

[OBJECT OMITTED]
Chicago, Illinois
November 14, 2003

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------------------

FUND                                                                          COST             FAIR VALUE       %

Akela Capital Partners, L.P.                                              $ 1,200,000         $ 1,242,141     2.39%
Alson Signature Fund L.P.                                                   1,100,000           1,105,523     2.13%
Amaranth Partners, LLC                                                      2,150,000           2,276,909     4.38%
Aristeia Partners L.P.                                                      1,100,000           1,114,137     2.14%
BBT Partners, L.P.                                                          2,066,378           2,110,532     4.06%
Castlerigg Partners, L.P.                                                     687,719             832,570     1.60%
Catequil Partners, L.P.                                                       303,161             350,057     0.67%
Cerberus Partners, L.P.                                                     1,144,204           1,312,725     2.52%
Coatue Qualified Partners, L.P.                                             1,458,918           1,473,143     2.83%
Deephaven Market Neutral Fund LLC                                           1,100,000           1,131,357     2.17%
Double Black Diamond L.P.                                                   1,838,709           2,237,508     4.30%
Exis Differential Trading Partners, L.P.                                    1,100,000           1,139,250     2.19%
Exis Integrated Partners, L.P.                                              1,100,000           1,122,332     2.16%
Ferox Fund, L.P.                                                            1,741,627           2,055,828     3.95%
Galante Common Sense, L.P.                                                    812,064             679,429     1.31%
Grace Convertible Arbitrage L.P.                                            1,200,000           1,203,253     2.31%
Grossman Currency Fund                                                        225,000             280,309     0.54%
Intrepid Capital Fund (QP), L.P.                                              727,867             772,344     1.48%
Itros II QP, LP                                                             1,200,000           1,221,881     2.35%
Ivory Capital II, L.P.                                                        888,830           1,013,631     1.95%
Jemmco Partners, L.P.                                                         368,927             373,864     0.72%
Joho Partners, L.P.                                                         1,490,990           1,381,752     2.66%
Karsh Capital II L.P.                                                       1,025,000           1,104,097     2.12%
KiCap Network Fund, L.P.                                                    1,412,162           1,553,513     2.99%
King Street Capital, L.P.                                                   2,166,109           2,544,738     4.89%
Lydian Partners II, L.P.                                                    1,792,737           2,289,943     4.40%
Mako Europe Fund, L.P                                                       1,200,000           1,240,692     2.39%
Overture 7 Fund, L.P.                                                         945,934             928,490     1.78%
PHZ Long/Short Equity Fund LLC                                                475,000             478,651     0.92%
Prism Partners I, L.P.                                                      1,973,270           2,155,426     4.14%
Purchase Associates II, L.P.                                                1,200,000           1,243,137     2.39%
RedSky HorizonFund L.P.                                                     1,375,000           1,380,376     2.65%
Royal Coachman, L.P.                                                          194,601             158,112     0.30%
Satellite Fund II, L.P.                                                     1,297,686           1,519,341     2.92%
Silverback Partners L.P.                                                    1,100,000           1,116,015     2.15%
Spring Point Institutional Partners, L.P.                                   2,053,605           2,056,086     3.95%
Styx Partners, L.P.                                                           950,441           1,098,223     2.11%
Thales Fund, L.P.                                                             321,258             340,052     0.65%
Tosca                                                                       1,200,000           1,464,706     2.82%
Trinity Fund, Ltd.                                                            937,199             891,919     1.71%
UBS Global Equity Arbitrage, LLC                                            1,940,636           2,119,299     4.07%
Ursa Partners, L.P.                                                           390,155             313,641     0.60%
Veras Capital Partners (QP), LP (1)                                           975,000             975,000     1.87%
Walker Smith Capital (QP), L.P.                                               661,970             705,463     1.36%
Willow Creek Capital Partners, L.P.                                         1,336,475           1,355,243     2.61%
Zaxis Equity Neutral L.P.                                                     975,000           1,034,909     1.99%
                                                                        -------------       -------------    -------

Total                                                                    $ 52,903,632          56,497,547    108.59%
                                                                        =============

Less: liabilities in excess of other assets                                                    (4,470,338)   (8.59)%
                                                                                            -------------    -------

Net assets                                                                                  $  52,027,209    100.00%
                                                                                            =============    =======

(1) Investments fair valued under procedures established by the Board of Directors.
See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------


ASSETS:
  Investments--at fair value (cost--$52,903,632)                                               $ 56,497,547
  Cash and cash equivalents                                                                       9,894,509
  Due from Adviser                                                                                   49,943
  Other                                                                                               7,191
                                                                                               ------------
TOTAL ASSETS                                                                                     66,449,190
                                                                                               ------------
LIABILITIES:
  Redemptions payable                                                                            12,500,000
  Capital contributions received in advance                                                       1,515,926
  Management fee payable                                                                            269,276
  Administrative fee payable                                                                         34,803
  Accrued professional fees                                                                          86,705
  Other                                                                                              15,271
                                                                                               ------------
TOTAL LIABILITIES                                                                                14,421,981
                                                                                               ------------
NET ASSETS                                                                                     $ 52,027,209
                                                                                               ============
COMPONENTS OF NET ASSETS:
  Represented by:
    Capital transactions--net                                                                    49,428,726
    Accumulated undistributed net investment loss                                                  (903,044)
    Accumulated realized loss on investments                                                        (92,388)
    Accumulated net unrealized appreciation on investments                                        3,593,915
                                                                                               ------------
NET ASSETS                                                                                     $ 52,027,209
                                                                                               ============
NET ASSET VALUE PER UNIT
     (Net assets divided by 48,594 units of beneficial interest)                               $   1,070.65
                                                                                               ============


  See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest                                                        $   20,719
                                                                  ----------
TOTAL INVESTMENT INCOME                                               20,719
                                                                  ----------
EXPENSES:
  Management fee                                                     491,672
  Professional fees                                                  104,512
  Administrative fee                                                  25,426
  Directors fee                                                       10,000
  Custody fee                                                          2,490
  Other                                                               9,572
                                                                  ----------

TOTAL EXPENSES                                                       643,672

  Less: Voluntary expenses waiver                                    (82,149)
                                                                  ----------

NET EXPENSES                                                         561,523
                                                                  ----------

NET INVESTMENT LOSS                                                 (540,804)
                                                                  ----------
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
  Net realized loss on investments                                  (238,270)
  Net change in unrealized appreciation on investments             2,511,181
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    2,272,911
                                                                  ----------
INCREASE IN NET ASSETS FROM
  INVESTMENT ACTIVITIES                                           $1,732,107
                                                                  ==========

See notes to financial statements.
                                       6

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS APRIL 1, 2003 TO SEPTEMBER 30, 2003 &
SEPTEMBER 24, 2002 (INCEPTION) TO MARCH 31, 2003
----------------------------------------------------------------------------------------------------


                                                                                  September 24, 2002
                                                            April 1, 2003 to        (Inception) to
                                                           September 30, 2003       March 31, 2003
                                                           ------------------     ------------------
INCREASE/DECREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                     $   (540,804)               $   (362,240)
  Net realized (loss) gain on investments                     (238,270)                    145,882
  Net change in unrealized appreciation on investments       2,511,181                   1,082,734
                                                          ------------                ------------
           Net increase in net assets from
             investment activities                           1,732,107                     866,376
                                                          ------------                ------------
CAPITAL TRANSACTIONS:
  Capital contributions                                     16,897,546                  61,531,180
  Capital redemptions                                      (12,500,000)                (16,500,000)
                                                          ------------                ------------
NET CAPITAL TRANSACTIONS                                     4,397,546                  45,031,180

NET ASSETS--Beginning of period                             45,897,556                           -
                                                          ------------                ------------
NET ASSETS--End of period                                 $ 52,027,209                $ 45,897,556
                                                          ============                ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

  Increase in net assets from investment activities                                     $ 1,732,107
  Adjustments to reconcile net increase in net assets
    from investment activities to net cash used in operating activities:
    Net purchases of investments                                                         (6,761,730)
    Increase in net unrealized appreciation                                              (2,511,181)
    Decrease in due from Adviser                                                              2,057
    Increase in other assets                                                                   (993)
    Decrease in management fee payable                                                      (87,378)
    Increase in administrative fee payable                                                   25,426
    Increase in accrued professional fees                                                    11,705
    Increase in other liabilities                                                            11,474
                                                                                        -----------
           Net cash used in operating activities                                         (7,578,513)
                                                                                        -----------

FINANCING ACTIVITIES:
   Capital contributions                                                                 18,413,472
   Decrease in bank borrowing                                                            (3,250,000)
                                                                                        -----------
           Net cash provided by financing activities                                     15,163,472
                                                                                        -----------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                                 7,584,959
                                                                                        -----------
CASH AND CASH EQUIVALENTS--Beginning of period                                            2,309,550
                                                                                        -----------
CASH AND CASH EQUIVALENTS--End of period                                                $ 9,894,509
                                                                                        ===========

See notes to financial statements.
                                       8

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 1, 2003 TO SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. Its appointment was approved by the Board on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2005, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.

      INVESTMENTS--The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Directors. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the period ended September 30, 2003, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon profits earned by the Company. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the period ended September 30, 2003, fees for these services ranged from 0% to 2.0% annually for management fees and 20% to 25% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES--The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). In 2003, the Company bore all expenses incurred in its business and operations, in addition to the 1.75% fee discussed above, other than those specifically required to be borne by the Adviser. These costs incurred by the Company include, but are not limited to: all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal, accounting and other professional fees incurred on behalf of the Company; fees payable to various service providers pursuant to their relevant agreements and other types of expenses as may be approved from time to time by the Company's Board of Managers.

      The Adviser has voluntarily reimbursed expenses in excess of 1.75% of net assets for the period September 24, 2002 through December 31, 2002 and expenses in excess of 2.00% of net assets for the period January 1, 2003 through September 30, 2003. The Adviser can discontinue this voluntary reimbursement at any time, except that the Adviser is contractually obligated to assume all costs in excess of 2.00% of the aggregate net assets of the Company and its members through December 31, 2004.

      INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES--The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to Illinois replacement tax. The amount of Illinois replacement tax, if any, is dependent upon the allocation of taxable income reported to the Company by the underlying investments in funds.

3.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2003, the Company made purchases of $11,800,000 and sales of $4,800,000 of investments.

      At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2003, accumulated net unrealized appreciation on investments was $3,593,915, consisting of $4,011,515 gross unrealized appreciation and $417,600 gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Borrowings by the Company are subject to a 300% asset coverage requirement under the Advisers Act. There were no borrowings outstanding as of September 30, 2003.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      At September 30, 2003, the Company had no direct commitments to purchase or sell securities, financial instruments or commodities relating to forward or futures contracts. The Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                         FOR THE PERIOD           FOR THE PERIOD
                                                        APRIL 1, 2003 TO           SEPTEMBER 24,
                                                          SEPTEMBER 30,          2002 (INCEPTION)
                                                               2003             TO MARCH 31, 2003
                                                        ----------------        -----------------

Net asset value, beginning of period                        $   1,036.59            $   1,000.00
                                                            ------------            ------------
Net investment loss                                               (12.40)                 (11.48)
Realized and unrealized gains on investments                       46.46                   48.07
                                                            ------------            ------------
Total from operations                                              34.06                   36.59
                                                            ------------            ------------
Net asset value, end of period                              $   1,070.65            $   1,036.59
                                                            ============            ============


Net assets, end of period                                   $ 52,027,209            $ 45,897,556
Ratio of net investment loss to average net assets               (2.04)%  (4)              (1.78)%  (3)
Ratio of expenses to average net assets (2)                       2.12 %  (4)               1.95 %  (3)
Total return                                                      3.29 %                    3.66 %
Portfolio Turnover (1)                                           18.74 %  (1)              35.09 %  (1)

  (1) Annualized
  (2) Ratio of expenses does not include management fees and incentive fees earned by the adviser of the underlying investment funds.
  (3) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.
  (4) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.35)% and 2.43%, respectively.







                                     ******